ACQUISITION (Details) ¥ in Thousands, $ in Thousands	Mar. 06, 2020 CNY (¥)	Mar. 06, 2020 USD ($)	Dec. 31, 2022
NewSchool | Ambow NSAD Inc
ACQUISITIONS
Ownership interest acquired (as a percent)	100.00%	100.00%
Purchase price	¥ 7,510	$ 1,083
Term of subsidiy	4 years	4 years
Bay State College Inc | Subsidiaries
ACQUISITIONS
Ownership interest acquired (as a percent)			100.00%